SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH SEPTEMBER 2002

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

09-03    GF     1000     4.0100       4.84	       Weeden & Co.
09-04   " "     3000     3.9773       4.78              " "
09-05   " "     1000     3.8300       4.66              " "
09-06   " "     2500     3.9248       4.67              " "
09-09   " "     1000     3.8300       4.60              " "
09-11   " "     2000     3.9500       4.61              " "
09-13   " "    10000     3.6380       4.44              " "
09-16   " "     1000     3.6400       4.35              " "
09-18   " "     5000     3.5200       4.24              " "
09-19   " "     3000     3.5020       4.23              " "
09-20   " "     8000     3.4062       4.27              " "
09-23   " "    10000     3.3400       4.09              " "
09-24   " "     5000     3.2800       3.95              " "
09-25   " "     6000     3.2550       4.03              " "
09-26   " "     2000     3.4400       4.09              " "
09-27   " "     5000     3.2500       4.05              " "
09-30   " "    60700     3.1831       3.97              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          10/01/02